Balances and transactions with related parties (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balances and transactions with related parties [Abstract]
Receivable		$ 70,078	$ 71,123
Payable		147,098	165,280
Debt amount		76,513	67,505
Interest expenses		16,290	18,227	$ 10,329
Revenues [Abstract]
Revenue, related parties		9,103	21,370	72,242
Costs [Abstract]
Sub-agency commissions	[1]	6,910	7,237	4,062
Expenses [Abstract]
Other expenses	[2]	0	0	180
Wharfage Services [Member]
Revenues [Abstract]
Revenue, related parties		6,227	0	0
Systems [Member]
Revenues [Abstract]
Revenue, related parties		2,650	0	0
Maritime Services [Member]
Revenues [Abstract]
Revenue, related parties	[3]	0	20,958	71,823
Shipping Agencies [Member]
Revenues [Abstract]
Revenue, related parties	[4]	226	412	419
Maritima del Golfo de Mexico y Subsidiarias Para el Petroleo, S.A. de C.V. [Member]
Balances and transactions with related parties [Abstract]
Receivable	[5]	70,078	71,123
Payable	[5]	0	0
SSA Mexico, S.A. de C.V. [Member]
Balances and transactions with related parties [Abstract]
Receivable	[6]	0	0
Payable	[6]	12,466	8,111
Stockholders [Member]
Balances and transactions with related parties [Abstract]
Receivable	[7]	0	0
Payable	[7]	134,632	157,169
Stockholders [Member] | Lines of Credit [Member] | Fixed Rate [Member]
Balances and transactions with related parties [Abstract]
Debt amount		$ 130,000
Interest rate		15.00%
Payments on capital and interest extended term		1 year
Interest expenses		$ 16,290	18,227
Executive Personnel [Member]
Short-term benefits [abstract]
Salaries		10,761	19,055	28,697
Social security contributions		1,900	736	1,843
Short-term benefits		$ 12,661	$ 19,791	$ 30,540

[1]	Shipping agency servicies provided by SSA México, S.A. de C.V. to Administradora Marítima TMM, S.A.P.I. de C.V.
[2]	Management consulting provided by SSA México, S.A. de C.V. to Administración Portuaria Integral de Acapulco, S.A. de C.V.
[3]	Maritime services between TMM Dirección Corporativa, S.A. de C.V, subsidiary of Grupo TMM, and Marítima del Golfo. The contract termination date was August 2022.
[4]	Shipping agency services between Administradora Marítima TMM, S.A.P.I. de C.V., subsidiary of Grupo TMM, and Marítima del Golfo.
[5]	Balances receivable are related to agency and maritime provider commission services.
[6]	The accounts payables to SSA México, S.A. de C.V. are largely due to subagency services that this related party provides to Grupo TMM.
[7]	Lines of credit in the amount of $130 million at a 15% annual fixed rate, with payments on capital and interest upon maturity, extended one more year, that has initial due date as of December 2023. Interest expenses of these credits amounted to $16,290 and $18,227 for the twelve months periods ended December 31, 2023 and 2022, respectively.